Warrant liability	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Warrant liability
9.
Warrant liability

	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
At beginning of year/period	131	1,006	1,006
Arising during the year/period	4,080	131	131
Movement during the year/period	31,546	(911)	(1,006)

At end of year/period	35,757	226	131

The change in fair value of the warrant liability disclosed above represents an unrealised loss.
Warrants in connection to private placement
As a part of the private placement on
3
 June 2020, the investors also received the Warrants entitling them to subscribe for an aggregate of 161,048,366 new Ordinary Shares. The Warrants were conditional on the Resolutions being passed at the General Meeting, which occurred on 30 June 2020. On the passing of the Resolutions, the Warrants entitle the investors to subscribe for further Ordinary Shares at an exercise price per Warrant Share of 34.8 pence, being 200 per cent of the share issue price. The Warrants are capable of being exercised at any time from the date the Resolutions are passed until the third anniversary of the date the Resolutions are passed. The Warrants are classified as liabilities as the Group does not have an unconditional right to avoid redeeming the instruments for cash. The fair value of the warrant liability was estimated to be £4,079,813 and £35,572,845 on initial recognition and as of 30 June 2020, respectively. The change in the fair value of £31,493,032 was recognised as an expense in profit or loss. There were no warrants exercised as at 30 June 2020.
Warrants in connection to bank loan
Pursuant to the terms of its loan facility with SVB/Kreos Capital, the Company issued Bank Loan Warrants to SVB and Kreos Capital constituted by Warrant Instruments dated 21 August 2017 and 1 October 2018 (the “Warrant Instruments”). The Warrant Instruments provide for ‘adjustment’ of the Warrants in the event that the Company takes certain corporate actions, for example issuing further equity securities or effecting a consolidation/subdivision of its shares.
There have been several adjustments to the Bank Loan Warrants to date to address issuances of shares by the Company, and in each case the prior adjustment has taken the form of an issue of additional Warrants to SVB and Kreos. In the context of the most recent adjustment of the Warrants in response to the Company’s private placement and securities purchase agreements, SVB and Kreos have yet to agree the calculation methodology of the adjustment provision. As no agreement has yet been reached between the Company and its Lenders as to the appropriate manner of adjustment, no warrants have yet been issued and the adjustment remains uncertain.
As at June 30, 2020 a total of 1,243,908 (June 30, 2019: 1,243,908) warrants are outstanding, held by lenders of the bank loan facility, which is equivalent to 0.32% of the ordinary share capital of the Company.
The fair value of the warrants at grant was £1,798,502. At June 30, 2020 it was £184,531 (June 30, 2019: £225,473) and at December 31, 2019 it was £131,069.
The terms of the
Warrant Instrument
allow for a cashless exercise. In line with IAS 32 (Financial Instruments: Presentation), the future number of shares to be issued to the warrant-holder under a cashless exercise can only be determined at that future date. At each balance sheet date, the fair value of the warrants will be assessed using the Black-Scholes model considering appropriate amendments to inputs in respect of volatility and remaining expected life of the warrants.
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	Six months to June 30, 2020 Unaudited	Six months to June 30, 2019 Unaudited	Year ended December 31, 2019 Audited
Expected volatility (%)	69	66	67
Risk-free interest rate (%)	0.21	1.26	1.26
Expected life of share options (years)	7.1-9.6	9.5	10.0
Market price of ordinary shares (£)	0.46	0.83	0.83
Model used	Black Scholes	Black Scholes	Black Scholes
Since there is no historical data in relation to the expected life of the warrants the contractual life of the options was used in calculating the expense for the year.
Volatility was estimated by reference to the
30-day
historical volatility of the historical share price of the company.